TAX - Schedule of Deferred Tax (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 0.3	$ 3.1	$ 0.4
Deferred tax liability	0.2	0.3	3.6
Deferred tax assets related to Corporate Interest Restriction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1.0	1.7	0.5
Deferred tax assets related to trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1.0	6.9	5.1
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0.3	0.4	0.0
Deferred tax liability	0.2	0.3	0.3
Deferred tax assets before offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2.3	9.0	5.6
Offset against deferred tax liabilities from Corporate Interest Restriction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1.0	0.0	0.5
Offset against deferred tax liabilities from trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1.0	0.0	4.7
Offset from tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0.0	5.9	0.0
Deferred tax liabilities arising from changes in equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	2.0	5.9	8.5
Deferred tax liabilities before offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	2.2	6.2	8.8
Offset against tax liabilities arising from changes in equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	2.0	5.9	0.0
Offset from tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 0.0	$ 0.0	$ 5.2